Stock-Based Compensation - Summary of the Company's Non-vested Restricted Share Awards (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Opening Balance, Restricted Stock Awards	9,767
Granted, Restricted Stock Awards	0	38,224
Vested, Restricted Stock Awards	3,293	26,050
Forfeited, Restricted Stock Awards	113	2,407
Ending Balance, Nonvested	6,361	9,767
Opening Balance, Weighted Average Grant Date Fair Value	$ 0.0011
Granted, Weighted Average Grant Date Fair Value	0	$ 0.0011
Vested, Weighted Average Grant Date Fair Value	0.0011	0.0011
Forfeited, Weighted Average Grant Date Fair Value	0.0011	0.0011
Ending Balance, Weighted Average Grant Date Fair Value	$ 0.0011	$ 0.0011
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Restricted Stock Awards	99,380
Vested, Restricted Stock Awards	375
Forfeited, Restricted Stock Awards	905
Ending Balance, Nonvested	98,100
Granted, Weighted Average Grant Date Fair Value	$ 0.6402
Vested, Weighted Average Grant Date Fair Value	0.7333
Forfeited, Weighted Average Grant Date Fair Value	0.6344
Ending Balance, Weighted Average Grant Date Fair Value	$ 0.6399